UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     October 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $83,274 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103     1720    64000 SH       SOLE                    64000        0        0
AMEDISYS INC                   COM              023436108     3469    79500 SH       SOLE                    79500        0        0
AMERIGROUP CORP                COM              03073T102      942    42500 SH       SOLE                    42500        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2081    93000 SH       SOLE                    93000        0        0
ATHENAHEALTH INC               COM              04685W103     1036    27000 SH       SOLE                    27000        0        0
BRINKS HOME SEC HLDGS INC      COM              109699108     3248   105501 SH       SOLE                   105501        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2453   103300 SH       SOLE                   103300        0        0
CAPELLA EDUCATION COMPANY      COM              139594105     1111    16500 SH       SOLE                    16500        0        0
CARTER INC                     COM              146229109     1081    40500 SH       SOLE                    40500        0        0
CKE RESTAURANTS INC            COM              12561E105     1333   127100 SH       SOLE                   127100        0        0
COCA COLA ENTERPRISES INC      COM              191219104     3466   161900 SH       SOLE                   161900        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     1006    31500 SH       SOLE                    31500        0        0
CONNS INC                      COM              208242107     1306   115700 SH       SOLE                   115700        0        0
CVS CAREMARK CORPORATION       COM              126650100     6991   195600 SH       SOLE                   195600        0        0
DG FASTCHANNEL INC             COM              23326R109     5093   243237 SH       SOLE                   243237        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     1144    39800 SH       SOLE                    39800        0        0
EBAY INC                       COM              278642103     2301    97500 SH       SOLE                    97500        0        0
EXPRESS SCRIPTS INC            COM              302182100     2141    27600 SH       SOLE                    27600        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      528    35000 SH       SOLE                    35000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     1071    42000 SH       SOLE                    42000        0        0
FLOWERS FOODS INC              COM              343498101     2103    80000 SH       SOLE                    80000        0        0
GOOGLE INC                     CL A             38259P508     1686     3400 SH       SOLE                     3400        0        0
HEWLETT PACKARD CO             COM              428236103     3446    73000 SH       SOLE                    73000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6110    55340 SH       SOLE                    55340        0        0
LENDER PROCESSING SVCS INC     COM              52602E102     2813    73700 SH       SOLE                    73700        0        0
LINCARE HLDGS INC              COM              532791100      871    27873 SH       SOLE                    27873        0        0
LINCOLN EDL SVCS CORP          COM              533535100      850    37150 SH       SOLE                    37150        0        0
MCKESSON CORP                  COM              58155Q103     3823    64200 SH       SOLE                    64200        0        0
NETFLIX INC                    COM              64110L106     1108    24000 SH       SOLE                    24000        0        0
PENNYMAC MTG INVT TR           COM              70931T103      528    26500 SH       SOLE                    26500        0        0
PEPSICO INC                    COM              713448108      528     9000 SH       SOLE                     9000        0        0
PERRIGO CO                     COM              714290103     3280    96500 SH       SOLE                    96500        0        0
SAFEWAY INC                    COM NEW          786514208     1025    52000 SH       SOLE                    52000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101      340     9200 SH       SOLE                     9200        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104      464    30500 SH       SOLE                    30500        0        0
STERIS CORP                    COM              859152100      886    29100 SH       SOLE                    29100        0        0
TENET HEALTHCARE CORP          COM              88033G100      923   157000 SH       SOLE                   157000        0        0
TERADATA CORP DEL              COM              88076W103     1046    38000 SH       SOLE                    38000        0        0
TEXAS ROADHOUSE INC            CL A             882681109     1062   100000 SH       SOLE                   100000        0        0
TIME WARNER CABLE INC          COM              88732J207     1120    26000 SH       SOLE                    26000        0        0
TITAN INTL INC ILL             COM              88830M102     1422   159800 SH       SOLE                   159800        0        0
UNITED RENTALS INC             COM              911363109      505    49000 SH       SOLE                    49000        0        0
VIACOM INC NEW                 CL B             92553P201     1094    39000 SH       SOLE                    39000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106      961    39000 SH       SOLE                    39000        0        0
WESTERN DIGITAL CORP           COM              958102105      548    15000 SH       SOLE                    15000        0        0
YAHOO INC                      COM              984332106     1211    68000 SH       SOLE                    68000        0        0